Federated Hermes MDT Large Cap Growth ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Federated Hermes MDT Large Cap Growth ETF | Federated Hermes MDT Large Cap Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	16.88%